Financial (Income) Expenses, Net	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Financial (Income) Expenses, Net

NOTE 15-FINANCIAL (INCOME) EXPENSES, net:

	Year ended December 31
	2019	2018	2017
		U.S. dollars in thousands
Financial income:
Interest from deposits	$870	$908	$335
Exchange differences	-	-	209

	870	908	544

Financial expenses:
Bank fees	27	37	27
Exchange differences	162	122	-
Interest expenses for lease liabilities	124	-	-

	(313)	(159)	(27)

TOTAL FINANCIAL INCOME, net	$557	$749	$517